Shareholders' Equity (Summary of Allocation of Stock-Based Compensation Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 1,550	$ 1,913	$ 1,266
Unrecognized compensation costs related to outstanding stock options and RSUs	$ 1,059
Unrecognized compensation costs related to outstanding stock options and RSUs, period for recognition	1 year 15 days
Tax benefit recognized in the consolidated statements of operations related to share based compensation expenses	$ 80
Cost Of Sales [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	180	150	124
Research And Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	504	455	340
Selling And Marketing Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	366	502	366
General And Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 500	$ 806	$ 436